Income Taxes	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

16. Income Taxes

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

The Group is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Mingde HK is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, Mingde HK did not generate any assessable profits arising in or derived from Hong Kong for the six months ended September 30, 2025 and 2024, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

The Group is governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subjected to income tax at a rate of 25% after appropriate tax adjustments.

On March 14, 2022, the Ministry of Finance ("MOF") and the State Administration of Taxation ("SAT") issued Cai Shui [2022] No. 13, which clarified that from January 1, 2022 to December 31, 2024, for eligible small and micro enterprises, the portion of annual taxable income between RMB1,000,000 and RMB3,000,000 was subject to a preferential tax rate of 5%; subsequently, on March 26, 2023, the MOF and SAT issued Cai Shui [2023] No. 6, which specified that from January 1, 2023 to December 31, 2024, the portion of annual taxable income up to RMB1,000,000 was also subject to a preferential tax rate of 5%; and later, on August 2, 2023, the MOF and SAT issued Cai Shui [2023] No. 12, which extended both preferential policies above through December 31, 2027. For the six months ended September 30, 2025 and 2024, all of the Group’s VIE subsidiaries incorporated in PRC were eligible to apply this policy, except for Fit-One. Fit-One qualified as a “High and New Technology Enterprise” (HNTE) on December 16, 2021 and was entitled to a preferential enterprise income tax rate of 15%, with such qualification originally expiring on December 16, 2024. Subsequently, in 2025, Fit-One completed the renewal review and was re-approved as a HNTE, and the new qualification is valid through December 18, 2028.

The following table presented the composition of income tax expenses for the six months ended September 30, 2025 and 2024:

	For the six months ended September 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Current income tax expense	–	39,640	5,568
Deferred income tax	–	(2,055,783)	(288,774)
	–	(2,016,143)	(283,206)

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations were as follows:

	For the six months ended September 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
(Loss)/profit before provision for income taxes	(1,239,401)	1,622,941	227,973
Income tax computed at an applicable tax rate of 25%	(309,850)	405,735	56,993
Effect of tax rate differences in various jurisdictions	–	19,441	2,731
Effect of preferential tax rate for small and micro enterprises	47,403	(523,543)	(73,542)
Super deduction for research and development expense	(526,540)	(200,454)	(28,157)
Effect of non-deductible items	13,606	308,239	43,298
Changes in valuation allowance	775,381	(2,025,561)	(284,529)
	–	(2,016,143)	(283,206)

Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Deferred tax assets:
Operating lease liabilities	1,087,659	1,305,301	183,355
Net operating loss carry forward	7,282,801	7,295,690	1,024,819
Total deferred tax assets	8,370,460	8,600,991	1,208,174
Less: valuation allowance	(7,361,029)	(5,335,468)	(749,469)
Deferred tax assets, net	1,009,431	3,265,523	458,705

Deferred tax liabilities:
Operating lease right of use assets	(1,009,431)	(1,209,739)	(169,931)
Deferred tax liabilities, net	(1,009,431)	(1,209,739)	(169,931)
Total deferred tax	–	2,055,784	288,774

 Net change in the valuation allowance of deferred tax assets is summarized as follows:

RMB
Net change of valuation allowance of deferred tax
Balance @03/31/2024	7,193,778
Additions during HY2025	775,381
Balance @09/30/2024	7,969,159

Balance @03/31/2025	7,361,029
Decreases during HY2026	(2,025,561)
Balance @09/30/2025	5,335,468

The Group periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Group’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Group determined that it is more likely than not its deferred tax assets could not be realized due to uncertainties in the evolving business landscape and market dynamics in future. In accordance with prudent accounting practices, the Group provided a valuation allowance of RMB2,025,561 (US$284,529) for its deferred tax assets for the year ended September 30, 2025 and a 100% allowance for the year ended September 30, 2024.

As of March 31, 2025, the Group determined that it was more likely than not that a portion of its deferred tax assets would not be realized due to uncertainties in future taxable income. Accordingly, the Group recorded a valuation allowance against certain deferred tax assets, primarily related to net operating loss carryforwards. Deferred tax assets related to temporary differences were considered realizable as they are expected to be offset by the reversal of deferred tax liabilities.

As of September 30, 2025, together with an evaluation of cumulative earnings trends and projected future taxable income over the relevant carryforward periods, management reassessed the realizability of its deferred tax assets and concluded that a portion is more likely than not to be realized. Accordingly, the Group recognized net deferred tax assets of RMB2,055,784 (US$288,774), which was primarily related to net operating loss carryforwards.

(b) Taxes payable

Taxes payable consists of the following:

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Value-added tax payable	10,399,477	13,715,958	1,926,669
Income tax payable	–	39,640	5,568
Other taxes payable (i)	14,055	27,101	3,807
Total taxes payable	10,413,532	13,782,699	1,936,044

(i)	Other taxes payable mainly includes the payable of urban construction tax, education surcharge and individual income taxes.

(c) Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2025 and March 31, 2025, the Group did not have any significant unrecognized uncertain tax positions.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the six months ended September 30, 2025 and 2024.

16. Income Taxes

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

The Group is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Mingde HK is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, Mingde HK did not generate any assessable profits arising in or derived from Hong Kong for the years ended March 31, 2025 and 2024, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

The Group is governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subjected to income tax at a rate of 25% after appropriate tax adjustments.

The Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on January 17, 2019 jointly issued Cai Shui 2019 No. 13. This clarified that from January 1, 2019 to December 31, 2021, eligible small enterprises whose RMB1,000 of annual taxable income is eligible for a 75% reduction on a rate of 20% (i.e., effective rate is 5%) and the income between RMB 1,000,000 and RMB3,000,000 is eligible for 50% reduction on a rate of 20% (i.e., effective rate is 10%). On April 2, 2021, MOF and SAT further jointly issued Cai Shui 2021 No. 12, which clarified that from January 1, 2021 to December 31, 2022, eligible small enterprises whose RMB1,000,000 of annual taxable income is eligible for an extra 50% reduction base on Cai Shui 2019 No. 13 (i.e., effective rate is 2.5%). On March 14, 2022, MOF and SAT further jointly issued Cai Shui 2022 No. 13, which clarified that from January 1, 2022 to December 31, 2024, eligible small enterprises whose income between RMB1,000,000 and RMB3,000,000 is eligible for an extra 50% reduction base on Cai Shui 2019 No. 13 (i.e., effective rate is 5%). On August 2, 2023, MOF and SAT further jointly issued Cai Shui 2023 No. 12, which clarified that from January 1, 2023 to December 31, 2027, eligible small enterprises whose RMB1,000,000 of annual taxable income is eligible for an extra 75% reduction on a rate of 20% (i.e., effective rate is 5%). For the years ended March 31, 2025 and 2024, except Fit-One which qualified for “high and new technology enterprise” or HNTE on December 16, 2021 and entitled to an EIT rate of 15%, expiring after December 16, 2024, all the Group’s VIE’s subsidiaries registered in PRC were eligible to employ this policy

The following table presented the composition of income tax expenses for the years ended March 31, 2025 and 2024:

For the years ended March 31,
	2024	2025
	RMB	RMB	US$
Current income tax expense	–	–	–
Deferred income tax (benefit)/expense	–	–	–
Total income tax expenses	–	–	–

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended March 31,
	2024	2025
	RMB	RMB	US$
(Loss)/profit before provision for income taxes	(11,565,768)	7,334,830	1,030,317
Income tax benefit computed at an applicable tax rate of 25%	(2,891,442)	1,833,708	257,579
Effect of preferential tax rate for small and micro enterprises	555,107	(1,378,838)	(193,684)
Super deduction for research and development expense	(421,455)	(655,695)	(92,105)
Effect of non-deductible items	182,921	33,574	4,716
Changes in valuation allowance	2,574,869	167,251	23,494
Effective income tax rate	–	–	–

Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:

	As of March 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Operating lease liabilities	891,159	1,087,659	152,783
Net operating loss carry forward	7,122,994	7,282,801	1,023,009
Total deferred tax assets	8,014,153	8,370,460	1,175,792
Less: valuation allowance	(7,193,778)	(7,361,029)	(1,033,998)
Deferred tax assets, net	820,375	1,009,431	141,794

Deferred tax liabilities:
Operating lease right of use assets	(820,375)	(1,009,431)	(141,794)
Deferred tax liabilities, net	(820,375)	(1,009,431)	(141,794)
Total deferred tax	–	–	–

Net change in the valuation allowance of deferred tax assets is summarized as follows:

RMB
Net change of valuation allowance of deferred tax
Balance @03/31/2023	4,618,909
Additions during FY2024	2,574,869
Balance @03/31/2024	7,193,778
Additions during FY2025	167,251
Balance @03/31/2025	7,361,029

The Group periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Group’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Group determined that it is more likely than not its deferred tax assets could not be realized due to uncertainties in the evolving business landscape and market dynamics in future. In accordance with prudent accounting practices, the Group provided a 100% valuation allowance for its deferred tax assets as of March 31, 2025 and 2024, respectively.

(b) Taxes payable

Taxes payable consists of the following:

	As of March 31,
	2024	2025
	RMB	RMB	US$
Value-added tax payable	4,358,746	10,399,477	1,460,806
Other taxes payable (i)	25,151	14,055	1,974
Total taxes payable	4,383,897	10,413,532	1,462,780

(i)	Other taxes payable mainly includes the payable of urban construction tax, education surcharge and individual income taxes.

(c) Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended March 31, 2025 and 2024.